Debt - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Term note—current	$ 4,100	$ 0
Term note—non-current	0	4,100
Total debt	$ 4,100	$ 4,100